Income tax expense	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Income tax expense

39 Income tax expense

Italian companies are subject to two enacted income taxes at the following rates:

	2023	2022	2021
IRES (state tax)	24.00%	24.00%	24.00%
IRAP (regional tax)	4.82%	4.82%	4.82%

IRES is a state tax and is calculated on the taxable income determined on the income before taxes modified to reflect all temporary and permanent differences regulated by the tax law.

IRAP is a regional tax and each Italian region has the power to increase the current rate of 3.90% by a maximum of 0.92%. In general, the taxable base of IRAP is a form of gross profit determined as the difference between gross revenues (excluding interest and dividend income) and direct production costs (excluding interest expense and other financial costs). The enacted IRAP tax rate due in Puglia region for 2023, 2022 and 2021 is 4.82% (3.90% plus 0.92%).

Total income taxes for the years ended December 31, 2023, 2022 and 2021 are allocated as follows:

	2023	2022	2021
Current:
- Domestic	(1,065)	(838)	(2,116)
- Foreign	(659)	(1,582)	(3,170)
Total (a)	(1,724)	(2,420)	(5,286)
Deferred:
- Domestic	—	—	—
- Foreign	634	147	897
Total (b)	634	147	897
Total (a + b)	(1,090)	(2,273)	(4,389)

Consolidated profit/(loss) before income taxes and Non-controlling interests of the consolidated statement of profit or loss for the years ended December 31, 2023, 2022 and 2021, is analysed as follows:

	2023	2022	2021
Domestic	(12,078)	(7,448)	(1,551)
Foreign	(2,994)	11,009	10,325
Total	(15,072)	3,561	8,774

The effective income taxes differ from the expected income tax expense (computed by applying the IRES state tax, which is 24% for 2023, 2022 and 2021, to profit before income taxes and non-controlling interests) as follows:

	2023	2022	2021
Expected tax benefit (expense) at statutory tax rates	3,617	(855)	(2,106)
Effect of:
- Tax exempt income	4,530	2,618	2,320
- Aggregate effect of different tax rates in foreign jurisdictions	(481)	(79)	191
- Italian regional tax	(8)	(28)	(78)
- Non-deductible expenses	(5,675)	(1,635)	(5,152)
- Tax effect on unremitted earnings	—	(755)	(515)
- Non taxable gain from disposal of a subsidiary	—	—	1,057
- Chinese withholding tax on income not recoverable	(1,100)	—	(699)
- Effect of net change in deferred tax assets unrecognised	(1,973)	(1,539)	593
Actual tax charge	(1,090)	(2,273)	(4,389)

In 2023, the Group reported a loss before tax of 15,072 and income tax expense of 1,090, compared to a profit before tax of 3,561 and income tax expense of 2,273 in 2022, and a profit before tax of 8,774 and income tax expense of 4,389 in 2021.

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as at December 31, 2023 and 2022 are presented below:

Deferred tax assets	31/12/23	31/12/22
Tax loss carry forward	704	—
Inventories obsolescence	574	745
Provision for contingent liabilities	390	492
Other temporary differences	2	22
Intercompany profit on inventories	305	706
Total deferred tax assets	1,975	1,965

Deferred tax liabilities	31/12/23	31/12/22
Withholding tax on unremitted earnings of subsidiaries	(516)	(516)
Withholding tax on liquidation of subsidiaries	(480)	(480)
IAS 19 adjustment - employees’ leaving entitlement	—	(302)
Unrealised net gains on foreign exchange rate	(305)	(479)
Other temporary differences	(5)	(152)
Total deferred tax liabilities	(1,306)	(1,929)

Movements in deferred tax balances occurred during 2021, 2022 and 2023 are analysed as follows:

	Def. tax assets	Def. tax liabilities	Total
Balance as at December 31, 2020	2,023	(2,515)	(492)
Recognised in profit or loss	(728)	1,110	382
Recognised in OCI	—	—	—
Recognised directly in equity	—	—	—
Balance as at December 31, 2021	1,295	(1,405)	(110)
Recognised in profit or loss	670	(524)	146
Recognised in OCI	—	—	—
Recognised directly in equity	—	—	—
Balance as at December 31, 2022	1,965	(1,929)	36
Recognised in profit or loss	10	623	633
Recognised in OCI	—	—	—
Recognised directly in equity	—	—	—
Balance as at December 31, 2023	1,975	(1,306)	669

The following tables show the reconciliation of deferred tax assets and deferred tax liabilities with the balances included in the consolidated statements of financial position as at December 31, 2023 and 2022.

	31/12/23	31/12/22
Deferred tax assets	1,975	1,965
Deferred tax liabilities compensated	(310)	(933)
Net deferred tax assets	1,665	1,032
Deferred tax liabilities	(996)	(996)

As of December 31, 2023, deferred tax assets mainly relate to carried-forward tax losses, inventory write-down for obsolescence, and provision for risks accounted for by some subsidiaries.

In assessing the reliability of deferred tax assets, management considers whether it is probable that some portion or all of the deferred tax assets will not be realised. The ultimate realisation of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and the tax loss carry-forwards are utilised.

Given the cumulative loss position of the domestic companies and of some of foreign subsidiaries as at December 31, 2023 and 2022, management has considered the scheduled reversal of deferred tax liabilities and tax planning strategies, in making their assessment. After an analysis as at December 31, 2023 and 2022, management has not identified any relevant tax planning strategies prudent and feasible available to recognise the deferred tax assets. Therefore, as at December 31, 2023 and 2022 the realisation of the deferred tax assets is primarily based on the scheduled reversal of deferred tax liabilities, except in certain historically profitable jurisdictions.

Based upon this analysis, management believes that the Natuzzi Group will realise the deferred tax assets of 1,975 as at December 31, 2023 (1,965 as at December 31, 2022).

As at December 31, 2023 and 2022 deferred tax assets have not been recognised in respect of the following items, because it is not probable that future taxable profit will be available against which the Group can use the benefits therefrom.

Unrecognised deferred tax assets	31/12/223		31/12/22
	Gross Amount	Tax effect	Gross Amount	Tax effect
Tax loss carry-forwards	367,620	90,025	366,175	90,713
Provision for contingent liabilities	6,588	1,893	7,673	2,207
Inventory obsolescence	7,803	2,197	8,266	2,327
Allowance for doubtful accounts	3,744	899	5,125	1,230
Intercompany profit on inventories	7,890	2,274	4,716	1,359
Provision for warranties	2,613	753	3,375	973
Impairment of non-financial assets	2,613	591	3,284	870
IAS 19 adjustment - employees’ leaving entitlement	—	—	—	—
Other temporary differences	16,141	3,503	10,868	1,925
Total unrecognised deferred tax assets	415,012	102,135	409,482	101,604

As at December 31, 2023 and 2022, taxes that will be due on the distribution of the portion of shareholders’ equity equal to unremitted earnings of some subsidiaries are 1,090 and 1,129, respectively. Of these deferred taxes, the Group recognized in both 2023 and 2022 the amount of 516 on the share of the aforementioned retained earnings, as it is likely they will be distributed as dividends by the subsidiaries in the coming years.

As at December 31, 2023 and 2022 the tax losses carried-forward of the Group expire as follows:

	2023	Expire date	2022	Expire date
Expire in five years	4,582	2024-2028	5,132	2023-2027
Expire after five years	378	> 2028	347	> 2027
Never expire	362,660	—	360,696	—
Total	367,620		366,175

In Italy all tax losses carried-forward no longer expire, with the only limitation being that such tax losses carried-forward can be utilised to off-set a maximum of 80% of the taxable income in each following year.

The income tax payable recorded as at December 31, 2023 and 2022 is 339 and 1,874, respectively. Whereas, the current income tax receivable recorded as at December 31, 2023 and 2022 is 3,000 and 2,195, respectively.

Of the Group’s income tax payable, nil (2022: 300) relates to management’s estimation of the amount for the ongoing tax review of the Parent, which the Italian tax authority commenced in October 2020. The uncertain tax treatment relates to the interpretation of how the tax legislation applies to the Group’s transfer pricing arrangements. Due to the uncertainty involved, there is a possibility that the outcome of such tax review may be significantly different to the amount currently recognised. Although management has used a single best estimate of the tax amount expected to be paid, it is anticipated that the remaining ongoing tax review will reasonably result in determining current tax liabilities of zero due to the tax loss position of the relevant years.

The Group believes that its accruals for tax liabilities are adequate for all open tax years based on its assessment of many factors, including interpretations of tax law and prior experience.

The Company operates in many foreign jurisdictions. With no substantial exceptions, the Company and its main subsidiaries located in Romania and China are no longer subject to tax audits for years preceding 2018.